Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Other Liabilities [Abstract]
Other Liabilities Disclosure [Text Block]

Note 11. Other Liabilities

Other liabilities consisted of the following:

(amounts in thousands)	June 30, 2014	December 31, 2013
	(Unaudited)
Tax liabilities	$689	$659
Others	32	83
	$721	$742

Note 11.	Other Liabilities

Other liabilities consisted of the following:

	December 31,
(amounts in thousands)	2013	2012
Other tax liabilities	$659	$555
Provision for long service leave(1)	—	369
Other	83	154
	$742	$1,078

(1)	Provision for long service leave was settled during the sale of the Dolphin non-gaming assets in March 2013.